INDIVIDUAL SINGLE PREMIUM
DEFERRED VARIABLE LIFE INSURANCE POLICY
ISSUED BY
Independence Variable Life Separate Account
OF
INDEPENDENCE LIFE AND ANNUITY COMPANY
SUPPLEMENT DATED JULY 21, 2006
TO
PROSPECTUS DATED MAY 1, 1995

This supplement describes changes to the certain investment options offered under your Policy. The names of the following investment options have changed:

Old Name	New Name

Colonial Strategic Income Fund, Variable Series	Columbia Strategic Income Fund, Variable Series

Liberty Asset Allocation Fund, Variable Series	Columbia Asset Allocation Fund, Variable Series

Liberty Growth & Income Fund, Variable Series	Columbia Large Cap Value Fund, Variable Series

Liberty Money Market Fund, Variable Series	Columbia Money Market Fund, Variable Series

Liberty Federal Securities Fund, Variable Series	Columbia Federal Securities Fund, Variable Series

Liberty Small Company Growth Fund, Variable Series	Columbia Small Company Growth Fund, Variable Series

Please retain this supplement with your prospectus for future reference.